COMMITMENTS AND CONTINGENCIES (Schedule of Future Lease Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Leased Assets [Line Items]
Lease and rental expenses	$ 7,704	$ 8,362	$ 8,103
Rented Facilities [Member]
Operating Leased Assets [Line Items]
2014	3,918
2015	3,123
2016	2,553
2017	2,494
2018	2,079
Thereafter	2,112
Total operating lease future minimum payments due	16,279
Leased Vehicles [Member]
Operating Leased Assets [Line Items]
2014	2,040
2015	1,657
2016	971
2017	72
2018	14
Thereafter
Total operating lease future minimum payments due	$ 4,754